SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Reconciliation of Net Loss per Common Share (Details) - USD ($)		3 Months Ended		6 Months Ended		11 Months Ended	12 Months Ended
		Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2020
Numerator For Calculation Of Earnings Per Share [Abstract]
Net income (loss) allocable to Common Stock subject to possible redemption		$ (583,968)	$ 0	$ (612,708)	$ (85)	$ (1,225)	$ (975)
Denominator For Calculation Of Earnings Per Share [Abstract]
Basic and diluted weighted average shares outstanding	[1]					2,500,000	2,500,000
Basic and diluted net income (loss) per share						$ 0.00	$ 0.00
Class A Common Stock Subject to Redemption
Numerator For Calculation Of Earnings Per Share [Abstract]
Interest earned on marketable securities held in Trust Account		3,983	0	5,744
Less: interest available to be withdrawn for payment of taxes		$ (3,983)	0	$ (5,744)
Net income (loss) allocable to Common Stock subject to possible redemption			$ 0
Denominator For Calculation Of Earnings Per Share [Abstract]
Basic weighted average shares outstanding		11,117,004		11,117,625
Diluted weighted average shares outstanding		11,117,004	0	11,117,625	0
Basic income (loss) per share		$ 0.00	$ 0.00	$ 0.00	$ 0.00
Diluted net income (loss) per share		$ 0.00	$ 0.00	$ 0.00	$ 0.00
Class A Common Stock Not Subject to Redemption
Numerator For Calculation Of Earnings Per Share [Abstract]
Net income (loss) allocable to Common Stock subject to possible redemption		$ (583,968)	$ 0	$ (612,708)	$ (85)
Less: Net income allocable to Common stock subject to possible redemption			0
Non-Redeemable Net Loss		$ (583,968)	$ 0	$ (612,708)	$ (85)
Denominator For Calculation Of Earnings Per Share [Abstract]
Basic weighted average shares outstanding		3,665,996	0	3,253,309	2,500,000
Diluted weighted average shares outstanding		3,665,996	0	3,253,309	2,500,000
Basic income (loss) per share		$ (0.16)	$ 0.00	$ (0.19)	$ 0.00
Diluted net income (loss) per share		$ (0.16)	$ 0.00	$ (0.19)	$ 0.00

[1]	Includes up to 375,000 shares subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriters (see Note 5). On February 9, 2021, the Company effected a dividend of 0.50 share for each share of common stock outstanding resulting in there being an aggregate of 4,312,500 shares of common stock outstanding, and on February 24, 2021, the Company rescinded and cancelled the dividend, resulting in there being an aggregate of 2,875,000 shares of common stock outstanding (see Notes 5 and 8).